RECEIVED
OFFICE OF THE SECRETARY
2001 AUG 14 PM 3:51
NON-PUBLIC

13F-CONP

CONFIDENTIAL

2/7/02

01074669

RECD S.E.C.
AUG 14 2001
079

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT DENIED

Name: Capital Research and Management Company
Address: 333 South Hope Street, 55th Floor
Los Angeles, California 90071-1447

Form 13F File Number: 28-157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

RECEIVED
OFFICE OF THE SECRETARY
2001 AUG 14 PM 3:51

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul G. Haaga, Jr.
Title: Executive Vice President
Phone: 213/486-9216

Signature, Place, and Date of Signing:

Paul G. Haaga, Jr.*	Los Angeles, California	8/13/01
[Signature]	[City, State]	[Date]

PROCESSED
MAR 20 2002
THOMSON FINANCIAL

*By: /s/ James P. Ryan

James P. Ryan
Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Research and Management Company on February 9, 2001 with respect to 3COM Corporation Information Services, Inc.

CONFIDENTIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-218	The Capital Group Companies, Inc.

CONFIDENTIAL

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $2455432
(thousands)

Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
1	28-218	The Capital Group Companies, Inc.

CONFIDENTIAL

COLUMN 1 & COLUMN 2 NAME OF ISSUER/TITLE OF CLASS (COMMON UNLESS OTHERWISE INDICATED)	COLUMN 3 CUSIP	COLUMN 4 VALUE (x$1000)	COLUMN 5 SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	COLUMN 6 INVESTMENT DISCRETION	COLUMN 7* OTHER MGRS	COLUMN 8 SOLE	SHARED	NONE
ALIGN TECHNOLOGY INC	016255101	$ 5802	740000	SH		DEFINED	1			740000
AMER FINANCIAL GROUP	025932104	65503	2161800	SH		DEFINED	1			2161800
AMKOR TECHNOLOGIES INC	031652100	16579	750200	SH		DEFINED	1			750200
ANALOG DEVICES CV NT 4.75% 10/01/05	032654AD7	31885	$34725000	PRN		DEFINED	1			$34725000
ANCHOR GAMING	033037102	60678	939000	SH		DEFINED	1			939000
ANGLO AMERICAN PLC SPON ADR	03485P102	40785	2724449	SH		DEFINED	1			2724449
ANTHRACITE CAPITAL INC	037023108	12155	1100000	SH		DEFINED	1			1100000
ARBITRON INC	03875Q108	69149	2869240	SH		DEFINED	1			2869240
ASTROPOWER INC	04644A101	30455	584100	SH		DEFINED	1			584100
AXT INC	00246W103	18690	700000	SH		DEFINED	1			700000
BARR LABORATORIES	068306109	9153	130000	SH		DEFINED	1			130000
BROADCOM CORP CL A	111320107	279009	6525000	SH		DEFINED	1			6525000
BROCADE COMMUNICATIONS SYSTEMS INC	111621108	102013	2319000	SH		DEFINED	1			2319000
CABLEVISION SYS CORP--RAINBOW MEDIA CL A	12686C844	30594	1185800	SH		DEFINED	1			1185800
COGNOS INC C$	19244C109	13403	760000	SH		DEFINED	1			760000
COSTAR GROUP INC	22160N109	13784	524100	SH		DEFINED	1			524100
COTT CORP C$	22163N106	18950	1720000	SH		DEFINED	1			1720000
CULLEN/FROST BANKERS	229899109	52535	1552000	SH		DEFINED	1			1552000
CYPRESS SEMICONDUCTOR CV SUB DEB 3.75% 7/1/05	232806AF6	23612	$27950000	PRN		DEFINED	1			$27950000
DELIA*S CORP CL A	24688Q101	22000	2750000	SH		DEFINED	1			2750000
EARTHLINK INC	270321102	88971	6310000	SH		DEFINED	1			6310000
EDUCATION MANAGEMENT CORP	28139T101	59238	1479100	SH		DEFINED	1			1479100
ENBRIDGE INC C$	29250N105	54622	2007700	SH		DEFINED	1			2007700
FMC TECHNOLOGIES INC	30249U101	11510	557400	SH		DEFINED	1			557400
HEIDRICK & STRUGGLES INTL	422819102	7319	360000	SH		DEFINED	1			360000
HUDSON UNITED BANCORP	444165104	15524	608800	SH		DEFINED	1			608800
KINDER MORGAN MANAGEMENT LLC	49455U100	34250	500000	SH		DEFINED	1			500000
KRAFT FOODS INC CL A	50075N104	77500	2500000	SH		DEFINED	1			2500000
LEGGETT & PLATT	524660107	10079	457500	SH		DEFINED	1			457500
LSI LOGIC CV 4.0% 02/15/05	502161AE2	34855	$41805000	PRN		DEFINED	1			$41805000
MERIX CORP	590049102	4810	275000	SH		DEFINED	1			275000
MITEL CORP C$	606711109	31037	3023800	SH		DEFINED	1			3023800
NATIONWIDE HEALTH PROPERTIES INC	638620104	19032	942200	SH		DEFINED	1			942200
NETEGRITY INC	64110P107	12000	400000	SH		DEFINED	1			400000
NETWORK APPLIANCE INC	64120L104	159605	11650000	SH		DEFINED	1			11650000
NOVELL INC	670006105	41856	7356000	SH		DEFINED	1			7356000
NOVELLUS SYSTEMS INC	670008101	17889	315000	SH		DEFINED	1			315000
OCEAN ENERGY INC (NEW)	67481E106	136693	7833400	SH		DEFINED	1			7833400
RAILAMERICA INC PP PIPES	750753105	9707	1000000	SH		DEFINED	1			1000000
RF MICRO DEVICES CV SUB NT 3.75% 08/15/05	749941AB6	8800	$10000000	PRN		DEFINED	1			$10000000
ROHM & HAAS CO	775371107	118440	3600000	SH		DEFINED	1			3600000
RUDOLPH TECHNOLOGIES INC	781270103	12667	269500	SH		DEFINED	1			269500

SAWTEK INC	805468105	4706	200000	SH	DEFINED	1	200000
SENSORMATIC ELECTRONICS CORP	817265101	54464	3203775	SH	DEFINED	1	3203775
SIMPLEX SOLUTIONS INC	828854109	6826	288000	SH	DEFINED	1	288000
SOLECTRON CORP CV NT (P) 0% 11/20/20	834182AL1	31125	$74550000	PRN	DEFINED	1	$74550000
SOLECTRON CORP CV NT (P) 0% 5/08/20	834182AK3	61609	$125400000	PRN	DEFINED	1	$125400000
SONICWALL INC	835470105	51681	2050000	SH	DEFINED	1	2050000
SOUTHERN FINANCIAL BNCRP	842870107	1371	54300	SH	DEFINED	1	54300
SYMBOL TECHNOLOGIES	871508107	18870	850000	SH	DEFINED	1	850000
SYNPLICITY INC	87160Y108	6657	665000	SH	DEFINED	1	665000
TITAN CORP	888266103	67864	2963500	SH	DEFINED	1	2963500
TRIZETTO GROUP INC	896882107	6013	650000	SH	DEFINED	1	650000
TYCO INTL LTD (NEW)	902124106	94716	1737900	SH	DEFINED	1	1737900
ULTICOM INC	903844108	19165	567000	SH	DEFINED	1	567000
UROLOGIX INC	917273104	6059	330900	SH	DEFINED	1	330900
WEST COAST BANCORP (OREGON)	952145100	6335	500000	SH	DEFINED	1	500000
WILLIAMS COMMUNICATIONS GROUP INC CL A	969455104	92206	31256239	SH	DEFINED	1	31256239
WOODWARD GOVERNOR CO	980745103	6748	80000	SH	DEFINED	1	80000
WORLDCOM INC-MCI GROUP	98157D304	35885	2228904	SH	DEFINED	1	2228904
	GRAND $	2455432					

* INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F

CONFIDENTIAL